Note 1 - Basis of Presentation and General Information (Details Textual) - USD ($)	Jun. 20, 2014	Dec. 31, 2016
President, Cheif Executive Officer and Director [Member]
Controlling Interest, Ownership Percentage		46.70%
M/T Stenaweco Energy [Member]
Charter Term	2 years
Charter Option Term	1 year
Charter Rate Per Day	$ 16,000
M/T Stenaweco Energy [Member] | Option to Extend [Member]
Charter Rate Per Day	$ 17,250